UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :

811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Address of principal executive offices)

Edwin Restrepo

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:

415-835-5000

Date of fiscal year end:  December 31st

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Embarcadero Absolute Return Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS -96.08%
8,703,316	UMB Money Market Fiduciary 0.03% ** (Cost $8,703,316)	8,703,316

TOTAL INVESTMENTS (Cost $8,703,316) - 96.08%		$ 8,703,316

OTHER ASSETS LESS LIABILITIES - 3.92%		354,829

NET ASSETS - 100.00%		$ 9,058,145

**Variable rate security: the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Absolute Return Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,703,316 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2010:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$8,703,316	$ -	$ -	$8,703,316
Total Equity	$8,703,316	-	-	$8,703,316

	Embarcadero Market Neutral Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 97.39%
3,672,258	UMB Money Market Fiduciary 0.03% ** (Cost $3,672,258)	3,672,258

TOTAL INVESTMENTS (Cost $3,672,258) - 97.39%		$ 3,672,258

OTHER ASSETS LESS LIABILITIES - 2.61%		98,518

NET ASSETS - 100.00%		$ 3,770,776

**Variable rate security: the coupon rate shown represents the yield at September 30, 2010.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Market Neutral Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,672,258 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. INVESTMENT VALUATION

Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Van Wagoner Capital Management, Inc. (“The Adviser”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a three-tier hierarchy for measuring fair value and requires disclosures about these valuation measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the input used to value the Fund’s securities as of September 30, 2010:

Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,672,258	$ -	$ -	$3,672,258
Total Equity	$3,672,258	-	-	$3,672,258

Item 2.  Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Embarcadero Funds, Inc.

By (Signature and Title)*

__/s/EdwinRestrepo_______________

Edwin Restrepo, President (Principal Executive Officer)

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

__/s/EdwinRestrepo_______________

Edwin Restrepo, Treasurer (Principal Financial Officer)

Date  November 24, 2010